Transamerica Financial Life Insurance Company

440 Mamaroneck Ave

Harrison, New York 10528

July 5, 2022

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Transamerica Variable Funds (the “Registrant”)

  (1933 Act File No.: 033-73734) (1940 Act File No.: 811-08264)

Ladies and Gentlemen:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), the Registrant, a unit investment trust registered under the Act, recently mailed to its contract owners the semi-annual report for the period ended April 30, 2022. for the Transamerica Funds (SEC File No. 811-04556). This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act. Pursuant to Rule 30e-1 under the Act, the Transamerica Funds’ semi-annual reports were filed, or will be filed, with the Commission via EDGAR:

To the extent necessary, these filings are incorporated by reference.

Very truly yours,

/s/ Kerry Jung

Kerry Jung

General Counsel, Workplace Solutions Division